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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

Supplement dated December 31, 2016 to the prospectuses for the variable annuity contracts issued by First MetLife Investors Insurance Company, listed below

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectuses. Please retain this supplement for future reference.

Other Information
-----------------

The first paragraph of the description of the Company under "First MetLife Investors" is replaced with the following:

   First MetLife Investors Insurance Company (First MetLife Investors, we, or the Company) is a stock life insurance company organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company. On January 6, 2000, we became a wholly owned subsidiary of, and controlled by, MetLife, Inc. and on February 12, 2001 we changed our name to First MetLife Investors Insurance Company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.

Supplement to the prospectuses for the following variable annuity contracts:

 Class A                                Class VA (offered between June 15,
 Class AA                                 2001 and October 7, 2011)
 Class B                                Class VA (offered between October 7,
 Class C (offered between September 4,    2011 and May 1, 2016)
   2001 and October 7, 2011)            Class VA (offered on and after May 2,
 Class C (offered on and after            2016)
   October 7, 2011)                     Class VA-4 (offered between May 1,
 Class L                                  2011 and October 7, 2011)
 Class L - 4 Year (offered between      Class VA-4 (offered between
   November 22, 2004 and October 7,       October 7, 2011 and May 1, 2016)
   2011)                                Class VA-4 (offered on and after
 Class L - 4 Year (offered between        May 2, 2016)
   October 7, 2011 and April 28, 2013)  Class XC
 Class L - 4 Year (offered on and       Class XTRA
   after April 29, 2013)                Class XTRA 6
 Class O (offered between April 30,     First COVA VA
   2012 and September 20, 2015)           (Russell-Select/Custom-Select/First
 Class O (offered on and after            Cova)
   September 21, 2015)                  Marquis Portfolios (offered between
 Class S (offered between April 30,       November 7, 2005 and April 30, 2012)
   2007 and October 7, 2011) and        Marquis Portfolios (offered on and
   Class S - L Share Option (offered      after April 30, 2012)
   between April 30, 2007 and           MetLife Simple Solutions
   October 7, 2011)                     Pioneer PRISM
 Class S (offered between October 7,    Pioneer PRISM L
   2011 and May 1, 2016) and Class S -  Pioneer PRISM XC
   L Share Option (offered between      PrimElite III
   October 7, 2011 and May 1, 2016)     PrimElite IV
 Class S (offered on and after May 2,   Protected Equity Portfolio
   2016) and Class S - L Share Option   Vintage L
   (offered on and after May 2, 2016)   Vintage XC
 Class VA

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                                  SUPP-FMLI1216